Share-Based Compensation - Additional Information (Detail) - Two Thousand And Nineteen Lions Gate Plan [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
shares in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit associated with share based compensation	$ 7.4	$ 8.7	$ 12.7
Other Share Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award shares granted during the period value	$ 2.3	$ 2.3	$ 2.3
Share based compensation by share based award shares granted during the period shares	0.2	0.3	0.1
Maximum [Member] | Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	5 years
Share based compensation by share based expiration period	10 years
Maximum [Member] | Restricted Stock And Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	3 years
Minimum [Member] | Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year
Share based compensation by share based expiration period	7 years
Minimum [Member] | Restricted Stock And Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year